PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks 97.7%
Aerospace & Defense 2.4%
Axon Enterprise, Inc.*	670	$141,176
Curtiss-Wright Corp.	250	42,457
Hexcel Corp.	1,440	103,795
Woodward, Inc.	95	9,122
		296,550
Automobile Components 2.5%
Adient PLC*	296	10,934
BorgWarner, Inc.	950	45,723
Dana, Inc.	825	12,202
Gentex Corp.	2,225	61,388
Goodyear Tire & Rubber Co. (The)*	3,750	40,012
Lear Corp.	510	65,107
Visteon Corp.*	540	75,811
		311,177
Automobiles 0.7%
Harley-Davidson, Inc.	2,425	89,968
Banks 5.2%
Associated Banc-Corp.	2,500	44,575
Bancorp, Inc. (The)*	100	3,191
Cadence Bank	1,400	28,308
East West Bancorp, Inc.	583	30,135
FNB Corp.	4,681	53,738
Fulton Financial Corp.	2,675	31,913
Metropolitan Bank Holding Corp.*	100	3,209
New York Community Bancorp, Inc.	7,400	79,106
Old National Bancorp	1,950	26,150
PacWest Bancorp	3,877	39,352
Pinnacle Financial Partners, Inc.	1,040	56,399
Popular, Inc. (Puerto Rico)	180	10,802
Synovus Financial Corp.	1,840	56,672
Valley National Bancorp	5,018	47,069
Washington Federal, Inc.	825	23,133
Webster Financial Corp.	1,775	66,207
Wintrust Financial Corp.	671	45,876
		645,835

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.6%
Coca-Cola Consolidated, Inc.	120	$70,735
Biotechnology 1.8%
Neurocrine Biosciences, Inc.*	800	80,832
United Therapeutics Corp.*	630	144,982
		225,814
Broadline Retail 0.8%
Macy’s, Inc.	5,850	95,589
Building Products 2.8%
Builders FirstSource, Inc.*	100	9,477
Carlisle Cos., Inc.	135	29,140
Lennox International, Inc.	465	131,088
Masonite International Corp.*	230	21,024
Owens Corning	1,174	125,395
UFP Industries, Inc.	435	34,156
		350,280
Capital Markets 2.7%
Affiliated Managers Group, Inc.	320	46,202
BGC Partners, Inc. (Class A Stock)	7,025	31,823
Evercore, Inc. (Class A Stock)	92	10,494
Federated Hermes, Inc.	100	4,139
Interactive Brokers Group, Inc. (Class A Stock)	290	22,576
Janus Henderson Group PLC	983	25,509
Jefferies Financial Group, Inc.	3,021	96,763
Stifel Financial Corp.	1,763	105,727
		343,233
Chemicals 1.4%
Avient Corp.	275	10,590
Cabot Corp.	166	11,912
Chemours Co. (The)	988	28,721
Ecovyst, Inc.*	725	8,229
Koppers Holdings, Inc.	100	3,281

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Olin Corp.	1,990	$110,246
Rayonier Advanced Materials, Inc.*	1,100	5,984
		178,963
Commercial Services & Supplies 0.7%
Brink’s Co. (The)	175	10,999
Clean Harbors, Inc.*	218	31,645
Stericycle, Inc.*	200	9,130
Tetra Tech, Inc.	295	40,819
		92,593
Construction & Engineering 2.7%
AECOM	1,394	115,772
EMCOR Group, Inc.	853	145,863
Sterling Infrastructure, Inc.*	500	18,460
Valmont Industries, Inc.	215	62,470
		342,565
Construction Materials 1.0%
Eagle Materials, Inc.	842	124,793
Consumer Finance 0.2%
Navient Corp.	1,800	29,772
Consumer Staples Distribution & Retail 1.6%
BJ’s Wholesale Club Holdings, Inc.*	1,330	101,572
Performance Food Group Co.*	725	45,450
Sprouts Farmers Market, Inc.*	375	12,998
US Foods Holding Corp.*	1,200	46,080
		206,100
Containers & Packaging 0.6%
Berry Global Group, Inc.	200	11,562
Westrock Co.	1,950	58,364
		69,926

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 1.0%
Graham Holdings Co. (Class B Stock)	30	$17,267
Grand Canyon Education, Inc.*	616	73,119
H&R Block, Inc.	450	15,260
Perdoceo Education Corp.*	1,425	18,496
		124,142
Electric Utilities 1.2%
ALLETE, Inc.	475	29,631
Hawaiian Electric Industries, Inc.	2,325	91,163
NRG Energy, Inc.	700	23,919
OGE Energy Corp.	200	7,508
		152,221
Electrical Equipment 2.8%
Acuity Brands, Inc.	539	84,828
EnerSys	430	35,677
Hubbell, Inc.	380	102,341
nVent Electric PLC	2,789	116,943
Regal Rexnord Corp.	70	9,111
		348,900
Electronic Equipment, Instruments & Components 2.5%
Arrow Electronics, Inc.*	110	12,587
Avnet, Inc.	600	24,756
Belden, Inc.	1,055	83,229
IPG Photonics Corp.*	150	17,247
Jabil, Inc.	793	61,973
TD SYNNEX Corp.	661	58,856
Vontier Corp.	2,000	54,260
		312,908
Energy Equipment & Services 0.8%
ChampionX Corp.	950	25,726
NOV, Inc.	2,275	38,106
RPC, Inc.	525	3,880
U.S. Silica Holdings, Inc.*	2,050	26,753
		94,465

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Entertainment 0.8%
Madison Square Garden Sports Corp.	210	$42,105
World Wrestling Entertainment, Inc. (Class A Stock)	499	53,478
		95,583
Financial Services 2.3%
Cannae Holdings, Inc.*	775	14,136
Essent Group Ltd.	475	20,173
Euronet Worldwide, Inc.*	785	86,931
MGIC Investment Corp.	1,200	17,844
Voya Financial, Inc.	1,645	125,809
Western Union Co. (The)	700	7,651
WEX, Inc.*	85	15,075
		287,619
Food Products 2.0%
Darling Ingredients, Inc.*	1,363	81,194
Ingredion, Inc.	1,067	113,283
Pilgrim’s Pride Corp.*	590	13,458
Post Holdings, Inc.*	505	45,698
		253,633
Gas Utilities 2.0%
National Fuel Gas Co.	1,750	97,825
Southwest Gas Holdings, Inc.	100	5,600
Spire, Inc.	360	24,383
UGI Corp.	3,682	124,746
		252,554
Ground Transportation 1.2%
Avis Budget Group, Inc.*	70	12,367
Hertz Global Holdings, Inc.*	300	5,004
Ryder System, Inc.	1,045	82,722
Schneider National, Inc. (Class B Stock)	200	5,234
XPO, Inc.*	875	38,658
		143,985
Health Care Equipment & Supplies 3.5%
Enovis Corp.*	1,225	71,356

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Haemonetics Corp.*	1,140	$95,430
Integra LifeSciences Holdings Corp.*	1,398	77,337
Lantheus Holdings, Inc.*	1,440	123,048
Shockwave Medical, Inc.*	200	58,032
Tactile Systems Technology, Inc.*	900	16,407
		441,610
Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.*	205	14,819
Chemed Corp.	127	70,009
Encompass Health Corp.	1,575	101,036
Hims & Hers Health, Inc.*	2,600	30,134
ModivCare, Inc.*	130	8,268
Option Care Health, Inc.*	200	6,430
Progyny, Inc.*	100	3,324
Tenet Healthcare Corp.*	1,700	124,644
		358,664
Health Care REITs 0.7%
Diversified Healthcare Trust	2,950	2,695
Medical Properties Trust, Inc.	3,450	30,256
Sabra Health Care REIT, Inc.	4,400	50,160
		83,111
Hotel & Resort REITs 0.8%
Hersha Hospitality Trust (Class A Stock)	2,950	18,585
Park Hotels & Resorts, Inc.	6,700	80,735
		99,320
Hotels, Restaurants & Leisure 3.1%
Boyd Gaming Corp.	465	32,271
Century Casinos, Inc.*	3,144	22,134
Cracker Barrel Old Country Store, Inc.	40	4,246
Light & Wonder, Inc.*	920	55,467
Marriott Vacations Worldwide Corp.	250	33,640
Texas Roadhouse, Inc.	1,020	112,833
Travel + Leisure Co.	900	34,443

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Wingstop, Inc.	40	$8,004
Wyndham Hotels & Resorts, Inc.	1,310	89,368
		392,406
Household Durables 1.1%
Taylor Morrison Home Corp.*	2,125	91,566
Toll Brothers, Inc.	621	39,688
		131,254
Household Products 0.2%
Energizer Holdings, Inc.	900	30,087
Industrial REITs 1.4%
Americold Realty Trust, Inc.	2,200	65,098
First Industrial Realty Trust, Inc.	1,925	101,005
Industrial Logistics Properties Trust	1,450	2,987
Rexford Industrial Realty, Inc.	200	11,154
		180,244
Insurance 3.5%
Brighthouse Financial, Inc.*	300	13,260
CNO Financial Group, Inc.	950	21,318
First American Financial Corp.	475	27,365
Primerica, Inc.	435	79,392
Reinsurance Group of America, Inc.	938	133,496
RenaissanceRe Holdings Ltd. (Bermuda)	60	12,925
Selectquote, Inc.*	13,775	14,601
Unum Group	3,275	138,205
		440,562
Interactive Media & Services 0.5%
TripAdvisor, Inc.*	3,450	61,169
Ziff Davis, Inc.*	60	4,388
		65,557
IT Services 0.1%
Kyndryl Holdings, Inc.*	625	9,038

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.5%
Brunswick Corp.	540	$45,786
Polaris, Inc.	140	15,211
Topgolf Callaway Brands Corp.*	175	3,880
		64,877
Life Sciences Tools & Services 0.9%
Bruker Corp.	325	25,717
Sotera Health Co.*	5,175	86,785
		112,502
Machinery 4.7%
AGCO Corp.	906	112,290
Allison Transmission Holdings, Inc.	500	24,395
Donaldson Co., Inc.	1,872	118,965
Esab Corp.	325	18,967
ITT, Inc.	1,004	84,778
Oshkosh Corp.	100	7,652
Terex Corp.	1,950	86,950
Timken Co. (The)	660	50,721
Titan International, Inc.*	1,475	14,396
Toro Co. (The)	642	66,935
Wabash National Corp.	200	5,134
		591,183
Marine Transportation 0.1%
Kirby Corp.*	220	15,805
Media 0.3%
New York Times Co. (The) (Class A Stock)	275	10,931
TEGNA, Inc.	1,279	21,871
		32,802
Metals & Mining 2.2%
Alcoa Corp.	100	3,714
Commercial Metals Co.	1,825	85,209
Reliance Steel & Aluminum Co.	469	116,218
United States Steel Corp.	3,125	71,500
		276,641

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.7%
Black Hills Corp.	1,300	$84,877
Office REITs 0.8%
Cousins Properties, Inc.	1,750	38,167
Franklin Street Properties Corp.	6,350	7,366
Hudson Pacific Properties, Inc.	2,950	16,402
Kilroy Realty Corp.	1,350	39,474
		101,409
Oil, Gas & Consumable Fuels 2.9%
Antero Midstream Corp.	675	7,263
Berry Corp.	1,400	10,696
CONSOL Energy, Inc.	165	9,791
HF Sinclair Corp.	2,150	94,837
Kosmos Energy Ltd. (Ghana)*	1,875	12,000
Murphy Oil Corp.	1,700	62,407
Par Pacific Holdings, Inc.*	300	7,029
PBF Energy, Inc. (Class A Stock)	2,050	71,463
PDC Energy, Inc.	645	41,957
Southwestern Energy Co.*	725	3,763
Vital Energy, Inc.*	825	38,387
		359,593
Passenger Airlines 0.9%
Alaska Air Group, Inc.*	1,100	47,806
JetBlue Airways Corp.*	8,350	59,619
		107,425
Personal Care Products 0.7%
Coty, Inc. (Class A Stock)*	1,200	14,244
elf Beauty, Inc.*	820	76,063
		90,307
Pharmaceuticals 1.1%
Jazz Pharmaceuticals PLC*	830	116,590
Perrigo Co. PLC	525	19,525
		136,115

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Professional Services 3.2%
Concentrix Corp.	833	$80,393
ExlService Holdings, Inc.*	140	24,973
Genpact Ltd.	2,425	108,034
Insperity, Inc.	429	52,535
KBR, Inc.	100	5,673
ManpowerGroup, Inc.	200	15,142
Paylocity Holding Corp.*	590	114,041
		400,791
Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.*	744	103,446
Retail REITs 0.7%
Kite Realty Group Trust	875	18,130
Macerich Co. (The)	5,225	52,198
National Retail Properties, Inc.	500	21,750
		92,078
Semiconductors & Semiconductor Equipment 3.1%
Allegro MicroSystems, Inc. (Japan)*	1,350	48,290
Amkor Technology, Inc.	3,870	86,572
Axcelis Technologies, Inc.*	120	14,196
Cirrus Logic, Inc.*	420	36,032
Lattice Semiconductor Corp.*	1,615	128,715
Silicon Laboratories, Inc.*	485	67,560
		381,365
Software 2.4%
CommVault Systems, Inc.*	250	14,568
Dynatrace, Inc.*	1,375	58,135
Manhattan Associates, Inc.*	584	96,757
NCR Corp.*	1,750	39,007
SPS Commerce, Inc.*	90	13,257
Teradata Corp.*	2,175	84,194
		305,918

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs 1.5%
EPR Properties	1,675	$70,283
Lamar Advertising Co. (Class A Stock)	1,131	119,524
		189,807
Specialty Retail 2.8%
AutoNation, Inc.*	550	72,435
Dick’s Sporting Goods, Inc.	405	58,729
Five Below, Inc.*	635	125,324
Valvoline, Inc.	2,850	98,467
		354,955
Technology Hardware, Storage & Peripherals 0.7%
Super Micro Computer, Inc.*	40	4,217
Xerox Holdings Corp.	5,050	79,134
		83,351
Textiles, Apparel & Luxury Goods 2.4%
Crocs, Inc.*	75	9,275
Deckers Outdoor Corp.*	340	162,976
PVH Corp.	1,450	124,424
Skechers USA, Inc. (Class A Stock)*	100	5,319
		301,994
Trading Companies & Distributors 1.3%
MSC Industrial Direct Co., Inc. (Class A Stock)	410	37,199
Univar Solutions, Inc.*	2,162	76,751
Veritiv Corp.	228	26,191
WESCO International, Inc.	125	18,000
		158,141
Water Utilities 0.6%
Essential Utilities, Inc.	1,675	71,523
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	3,300	33,000

Total Common Stocks (cost $11,027,805)		12,221,661

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Unaffiliated Exchange-Traded Fund 1.0%
iShares Core S&P Mid-Cap ETF (cost $125,976)	528	$131,049

Total Long-Term Investments (cost $11,153,781)		12,352,710

Short-Term Investment
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $5,486)	5,486	5,486

TOTAL INVESTMENTS 98.8% (cost $11,159,267)		12,358,196
Other assets in excess of liabilities 1.2%		151,681

Net Assets 100.0%		$12,509,877

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).